Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 978,287	¥ 907,413
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	48.96%
Joint Stock Commercial Bank Foreign Trade of Vietnam
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	15.00%
Mizuho Leasing Company LTD
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	23.54%
Custody Bank of Japan Ltd
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	27.00%
Rakuten Securities, Inc
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Japan Investor Solutions & Technologies Co., Ltd. [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	39.04%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 377,044	340,574
Equity method Investments, aggregated market values	¥ 617,026	¥ 452,117